SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Property and Equipment (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Property and Equipment

Property and Equipment

Property and equipment consist of furniture and office equipment and are carried at cost less allowances for depreciation and amortization. Depreciation and amortization is determined by using the straight-line method over the estimated useful lives of the related assets. Repair and maintenance costs that do not improve service potential or extend the economic life of an existing fixed asset are expensed as incurred.

Property and Equipment

Property and equipment consist of furniture and office equipment and are carried at cost less allowances for depreciation and amortization. Depreciation and amortization are determined by using the straight-line method over the estimated useful lives of the related assets. Repair and maintenance costs that do not improve service potential or extend the economic life of an existing fixed asset are expensed as incurred.